Share-Based Payments - Additional Information (Detail) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Option and restricted stock unit plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	S/ 4,907
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	S/ 545	S/ 576